T. ROWE PRICE Retirement 2040 Fund
August 31, 2024 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/24
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
8/31/24
(Cost and value in $000s)
BOND MUTUAL FUNDS 9 .1%
T. Rowe Price Funds:
New Income Fund  866,660 90,030 19,762 119,390,527 968,257
U.S. Treasury Long-Term Index
Fund  402,540 30,107 9,989 58,361,974 450,554
International Bond Fund (USD
Hedged)  298,561 35,346 5,489 39,263,095 333,736
Dynamic Global Bond Fund  193,825 12,687 4,710 25,960,100 199,893
High Yield Fund  124,503 2,832 2,873 21,383,296 127,658
Emerging Markets Bond Fund  121,106 2,476 2,582 13,318,393 124,261
Limited Duration Inflation Focused
Bond Fund  54,428 2,865 1,222 12,055,509 57,264
Floating Rate Fund  43,272 1,140 3,420 4,405,393 40,926
Total Bond Mutual Funds (Cost $ 2,515,996 ) 2,302,549
EQUITY MUTUAL FUNDS 89 .9%
T. Rowe Price Funds:
Value Fund  3,512,455 32,931 51,186 73,976,439 3,669,231
Growth Stock Fund  3,323,183 21,427 172,827 31,453,548 3,324,325
U.S. Large-Cap Core Fund  2,358,302 4,690 41,455 55,781,367 2,430,394
Equity Index 500 Fund  2,322,069 11,608 66,236 16,147,827 2,403,443
Overseas Stock Fund  1,769,332 5,065 28,006 130,456,986 1,818,570
International Value Equity Fund  1,706,223 6,116 28,233 94,544,245 1,756,632
International Stock Fund  1,503,233 17,833 27,517 74,958,568 1,589,871
Real Assets Fund  1,416,372 39,968 24,733 97,223,254 1,487,516
Mid-Cap Growth Fund  828,082 12,077 12,549 7,860,846 862,649
Mid-Cap Value Fund  789,008 2,787 12,468 22,638,422 816,115
Emerging Markets Discovery Stock
Fund  624,482 2,227 11,015 44,247,518 636,722
Small-Cap Stock Fund  494,532 3,627 10,300 8,172,924 518,981
Emerging Markets Stock Fund  482,039 9,409 7,848 14,352,425 502,622
Small-Cap Value Fund  464,756 1,667 7,552 8,609,795 494,461
New Horizons Fund (2) 332,734 2,506 7,379 5,926,970 347,143
Total Equity Mutual Funds (Cost $ 15,224,160 ) 22,658,675
OTHER MUTUAL FUNDS 0 .0%
T. Rowe Price Funds:
Transition Fund  2,921 153,000 153,068 28,730 2,876
Total Other Mutual Funds (Cost $ 2,842 ) 2,876
SHORT-TERM INVESTMENTS 1 .1%
Money Market Funds  1.0%
T. Rowe Price U.S. Treasury
Money Fund, 5.36% (3) 247,858 269,770 272,862 244,766,237 244,766

T. ROWE PRICE Retirement 2040 Fund

$ Value
5/31/24
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
8/31/24
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1.1%
(continued)
U.S. Treasury Obligations  0.1%
U.S. Treasury Bills, 5.268%,
10/1/24 (4) 29,000,000 28,883
Total Short-Term Investments (Cost $ 273,640 ) 273,649
Total Investments in Securities 100.1%
(Cost $18,016,638) $ 25,237,749
Other Assets Less Liabilities (0.1)% (13,349)
Net Assets 100.0% $ 25,224,400
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield
(4) At August 31, 2024, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.

T. ROWE PRICE Retirement 2040 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 375 Russell 2000 E-Mini Index contracts 9/24 (41,683) $ (3,330)
Short, 288 S&P 500 E-Mini Index contracts 9/24 (81,518) (1,967)
Net payments (receipts) of variation margin to date 4,326
Variation margin receivable (payable) on open futures contracts $ (971)

T. ROWE PRICE Retirement 2040 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2024. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ (73) $ (1,909) $ 2,888
Emerging Markets Bond Fund  64 3,261 1,998
Emerging Markets Discovery Stock Fund  1,243 21,028 —
Emerging Markets Stock Fund  97 19,022 —
Equity Index 500 Fund  24,815 136,002 8,052
Floating Rate Fund  15 (66) 971
Growth Stock Fund  70,262 152,542 —
High Yield Fund  2 3,196 2,313
International Bond Fund (USD Hedged)  141 5,318 3,023
International Stock Fund  1,278 96,322 —
International Value Equity Fund  5,589 72,526 —
Limited Duration Inflation Focused Bond Fund  16 1,193 97
Mid-Cap Growth Fund  4,592 35,039 —
Mid-Cap Value Fund  3,055 36,788 —
New Horizons Fund  (418) 19,282 —
New Income Fund  (318) 31,329 11,583
Overseas Stock Fund  7,262 72,179 —
Real Assets Fund  1,247 55,909 —
Small-Cap Stock Fund  3,291 31,122 —
Small-Cap Value Fund  1,654 35,590 —
Transition Fund  (568) 23 —
U.S. Large-Cap Core Fund  15,798 108,857 —
U.S. Treasury Long-Term Index Fund  (1,216) 27,896 4,321
Value Fund  20,198 175,031 —
U.S. Treasury Money Fund, 5.36% — — 3,109
Totals $ 158,026 # $ 1,137,480 $ 38,355 +

T. ROWE PRICE Retirement 2040 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $38,355 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2040 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement 2040 Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which
GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation
Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents.
The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the
Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement 2040 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation. Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Futures contracts are valued at closing settlement prices.

T. ROWE PRICE Retirement 2040 Fund

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Bond Mutual Funds $ 2,302,549 $ — $ — $ 2,302,549
Equity Mutual Funds 22,658,675 — — 22,658,675
Other Mutual Funds 2,876 — — 2,876
Short-Term Investments 244,766 28,883 — 273,649
Total $ 25,208,866 $ 28,883 $ — $ 25,237,749
Liabilities
Futures Contracts* $ 5,297 $ — $ — $ 5,297
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Retirement 2040 Fund

performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F143-054Q1 08/24